Other provisions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Discount on the provisions	£ 3,000,000	£ 2,000,000
Short term legal proceedings	134,000,000
Legal proceedings and other disputes provision estimated	9,000,000	37,000,000
Pension augmentations arising from staff redundancies	£ 47,000,000	21,000,000
Period for amounts provided are expected to be utilised	2 years
Provision for employee benefits	£ 14,000,000	20,000,000
Disabled employees [member]
Disclosure of other provisions [line items]
Provision for employee benefits	85,000,000	£ 87,000,000
Legal and other disputes [member]
Disclosure of other provisions [line items]
Charges on other provisions	£ 363,000,000